Summary of Significant Accounting Policies (Details) - Schedule of the Class A Ordinary Shares Reflected in the Balance Sheets - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)
	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Class A ordinary shares subject to possible redemption	$ 13,260,262	$ 24,276,178	$ 24,276,178	$ 229,692,494	$ 202,000,000
Class A ordinary shares subject to possible redemption	$ 13,434,219	13,260,262	$ 13,434,219	24,276,178	229,692,494
Less:
Proceeds allocated to Public Warrants					(1,250,000)
Issuance costs allocated to Class A ordinary shares					(1,556,250)
Plus:
Proceeds from over-allotment warrants					750,000
Proceeds from over-allotment units less cash underwriting discount					24,500,000
Initial accretion of Class A ordinary shares from issuance of over-allotment warrants					2,806,250
Remeasurement of carrying value to redemption value		309,906		6,501,789	$ 2,442,494
Less:
Redemptions		$ (11,325,822)		$ (211,918,105)